Summary of Activity for Unvested Restricted Shares (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested restricted shares at beginning of year	7,184
Restricted shares granted	168,000
Restricted shares vested	(2,082)
Unvested restricted shares at end of year	173,102	7,184
Unvested restricted shares at beginning of year, Weighted Average Grant Date Fair Value	$ 6.22
Restricted shares granted, Weighted Average Grant Date Fair Value	$ 11.01
Restricted shares vested, Weighted Average Grant Date Fair Value	$ 5.73
Unvested restricted shares at end of year, Weighted Average Grant Date Fair Value	$ 10.87	$ 6.22
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 23,000	$ 15,000	$ 281,000